Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2018	December 31, 2017
Trade accounts payable and accrued liabilities	$104.4	$87.3
Royalties payable	4.8	4.9
Share-based compensation liability	1.6	4.5
Current portion of equipment financing obligations	2.6	4.2
Derivative liabilities (note 16)	5.3	0.1
	$118.7	$101.0